INVESTMENTS - Investment in equity instruments designated as at fair value through other comprehensive income narrative (Details) $ / shares in Units, $ in Thousands		3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 01, 2021 USD ($)	Apr. 04, 2024 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Oct. 05, 2023 $ / shares	Dec. 31, 2020 USD ($)
Disclosure of associates [line items]
Investment in equity instruments designated as at FVTOCI				$ 2,020	$ 403
Kyowa Kirin Co. LTD | Orchard Therapeutics Plc.
Disclosure of associates [line items]
Cash price per share (in usd per share) | $ / shares							$ 16.00
Additional contingent value right per share (in usd per share) | $ / shares							1.00
Total investment share price acquired per share (in usd per share) | $ / shares							$ 17.00
Orchard Therapeutics Plc.
Disclosure of associates [line items]
Proportion of ownership interest in associates				0.54%	1.00%	1.00%
Contingent consideration	$ 189,500
Fair value of shares acquired	$ 4,600
Upfront cash payment expensed as research and development expense			$ 10,000
Premium on equity expensed as research and development expense			2,900
Investment in equity instruments designated as at FVTOCI			$ 1,449	$ 2,020	$ 403	$ 1,449		$ 0
Ordinary shares traded at stock exchange (in percentage)				0.995
Orchard Therapeutics Plc. | Major ordinary share transactions
Disclosure of associates [line items]
Proceeds from sales of investments other than investments accounted for using equity method		$ 2,000